FIDELITY GINNIE MAE FUND

(REGISTERED TRADEMARK)

FIDELITY GOVERNMENT
INCOME FUND
(FORMERLY KNOWN AS FIDELITY GOVERNMENT
SECURITIES FUND)
FIDELITY INTERMEDIATE
GOVERNMENT INCOME FUND
(FORMERLY KNOWN AS SPARTAN LIMITED
MATURITY GOVERNMENT FUND)
ANNUAL REPORT
JULY 31, 1998
CONTENTS



PRESIDENT'S MESSAGE                           3   NED JOHNSON ON INVESTING STRATEGIES

FIDELITY GINNIE MAE FUND

                                              4   PERFORMANCE

                                              7   FUND TALK: THE MANAGER'S OVERVIEW

                                              10  INVESTMENT CHANGES

                                              11  INVESTMENTS

                                              13  FINANCIAL STATEMENTS

FIDELITY GOVERNMENT INCOME FUND

                                              17  PERFORMANCE

                                              20  FUND TALK: THE MANAGER'S OVERVIEW

                                              23  INVESTMENT CHANGES

                                              24  INVESTMENTS

                                              29  FINANCIAL STATEMENTS

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

                                              33  PERFORMANCE

                                              36  FUND TALK: THE MANAGER'S OVERVIEW

                                              39  INVESTMENT CHANGES

                                              40  INVESTMENTS

                                              46  FINANCIAL STATEMENTS

NOTES                                         50  NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT                         54  THE AUDITORS' OPINION.
ACCOUNTANTS

PROXY VOTING RESULTS                          55


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY GINNIE MAE FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998        PAST 1  PAST 5  PAST 10
                                   YEAR    YEARS   YEARS

FIDELITY GINNIE MAE FUND           6.81%   36.00%  123.36%

LB GNMA                            7.46%   40.29%  142.29%

SB GNMA                            7.37%   39.84%  142.68%

GNMA FUNDS AVERAGE                 6.81%   34.54%  121.63%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of both the Lehman Brothers GNMA Index and the Salomon Brothers GNMA Index, both of which are market capitalization weighted indexes of fixed-rate securities issued by the Government National Mortgage Association
(GNMA). These securities represent interests in pools of mortgage loans with original terms of 15 and 30 years. To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 53 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998   PAST 1  PAST 5  PAST 10
                              YEAR    YEARS   YEARS

FIDELITY GINNIE MAE FUND      6.81%   6.34%   8.37%

LB GNMA                       7.46%   7.01%   9.25%

SB GNMA                       7.37%   6.94%   9.27%

GNMA FUNDS AVERAGE            6.81%   6.11%   8.27%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Ginnie Mae                  LB GNMA
             00015                       LB020
  1988/07/31      10000.00                    10000.00
  1988/08/31      10014.21                    10011.68
  1988/09/30      10213.94                    10269.83
  1988/10/31      10392.46                    10497.02
  1988/11/30      10287.00                    10351.89
  1988/12/31      10232.83                    10294.65
  1989/01/31      10395.62                    10460.81
  1989/02/28      10341.76                    10399.49
  1989/03/31      10353.94                    10412.63
  1989/04/30      10556.05                    10636.61
  1989/05/31      10824.61                    10961.34
  1989/06/30      11115.48                    11267.96
  1989/07/31      11300.02                    11502.75
  1989/08/31      11193.52                    11359.95
  1989/09/30      11220.03                    11431.78
  1989/10/31      11459.68                    11696.06
  1989/11/30      11569.99                    11829.81
  1989/12/31      11649.80                    11909.82
  1990/01/31      11522.15                    11809.66
  1990/02/28      11589.08                    11875.07
  1990/03/31      11611.79                    11906.03
  1990/04/30      11481.24                    11800.61
  1990/05/31      11847.88                    12170.31
  1990/06/30      12014.39                    12357.79
  1990/07/31      12205.44                    12586.15
  1990/08/31      12174.15                    12416.48
  1990/09/30      12249.62                    12511.97
  1990/10/31      12385.10                    12666.45
  1990/11/30      12663.64                    12954.09
  1990/12/31      12873.07                    13169.31
  1991/01/31      13035.14                    13366.14
  1991/02/28      13087.75                    13477.11
  1991/03/31      13178.96                    13574.35
  1991/04/30      13276.58                    13701.67
  1991/05/31      13377.36                    13813.51
  1991/06/30      13393.50                    13839.80
  1991/07/31      13592.08                    14076.33
  1991/08/31      13834.46                    14337.99
  1991/09/30      14038.45                    14590.59
  1991/10/31      14229.50                    14831.50
  1991/11/30      14305.83                    14934.30
  1991/12/31      14619.57                    15282.39
  1992/01/31      14498.31                    15093.16
  1992/02/29      14653.27                    15251.14
  1992/03/31      14567.01                    15164.41
  1992/04/30      14691.56                    15303.70
  1992/05/31      14935.29                    15573.24
  1992/06/30      15102.46                    15763.64
  1992/07/31      15175.76                    15901.76
  1992/08/31      15343.57                    16114.36
  1992/09/30      15453.88                    16257.74
  1992/10/31      15328.96                    16135.97
  1992/11/30      15407.52                    16209.55
  1992/12/31      15599.02                    16414.85
  1993/01/31      15804.92                    16621.31
  1993/02/28      15945.38                    16790.09
  1993/03/31      16032.67                    16882.08
  1993/04/30      16087.55                    16943.70
  1993/05/31      16179.82                    17059.92
  1993/06/30      16338.36                    17198.63
  1993/07/31      16424.19                    17271.05
  1993/08/31      16465.04                    17313.98
  1993/09/30      16465.98                    17328.88
  1993/10/31      16522.28                    17358.66
  1993/11/30      16426.89                    17333.84
  1993/12/31      16552.48                    17494.74
  1994/01/31      16738.77                    17632.29
  1994/02/28      16581.19                    17544.68
  1994/03/31      16164.81                    17071.02
  1994/04/30      16035.53                    16954.21
  1994/05/31      16049.83                    17002.69
  1994/06/30      15995.56                    16977.86
  1994/07/31      16320.21                    17309.02
  1994/08/31      16360.87                    17362.17
  1994/09/30      16133.19                    17117.74
  1994/10/31      16112.48                    17090.59
  1994/11/30      16060.55                    17042.40
  1994/12/31      16222.05                    17231.63
  1995/01/31      16564.45                    17588.48
  1995/02/28      16990.50                    18051.92
  1995/03/31      17074.58                    18140.40
  1995/04/30      17305.96                    18409.06
  1995/05/31      17837.90                    18971.21
  1995/06/30      17941.11                    19100.28
  1995/07/31      17993.92                    19140.58
  1995/08/31      18161.82                    19337.40
  1995/09/30      18341.20                    19526.63
  1995/10/31      18490.23                    19686.66
  1995/11/30      18694.23                    19914.15
  1995/12/31      18915.67                    20169.96
  1996/01/31      19033.79                    20310.42
  1996/02/29      18890.75                    20158.57
  1996/03/31      18851.27                    20107.17
  1996/04/30      18791.04                    20054.61
  1996/05/31      18714.05                    19987.15
  1996/06/30      18923.40                    20249.68
  1996/07/31      18992.27                    20325.90
  1996/08/31      19005.04                    20334.66
  1996/09/30      19290.32                    20675.15
  1996/10/31      19670.58                    21093.33
  1996/11/30      19944.27                    21400.25
  1996/12/31      19834.56                    21285.77
  1997/01/31      19964.45                    21449.30
  1997/02/28      20018.47                    21526.69
  1997/03/31      19812.61                    21314.39
  1997/04/30      20114.26                    21663.94
  1997/05/31      20302.71                    21886.17
  1997/06/30      20549.08                    22145.49
  1997/07/31      20911.86                    22547.31
  1997/08/31      20872.47                    22499.12
  1997/09/30      21122.17                    22798.15
  1997/10/31      21333.81                    23035.86
  1997/11/30      21368.24                    23106.53
  1997/12/31      21560.43                    23315.03
  1998/01/31      21755.04                    23540.18
  1998/02/28      21790.29                    23592.75
  1998/03/31      21870.52                    23692.62
  1998/04/30      22008.73                    23830.16
  1998/05/31      22167.36                    23992.82
  1998/06/30      22221.33                    24093.86
  1998/07/31      22336.44                    24229.35
IMATRL PRASUN   SHR__CHT 19980731 19980811 133226 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ginnie Mae Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $22,336 - a 123.36% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $24,229 - a 142.29% increase. The fund will compare its performance to that of the Lehman Brothers GNMA Index rather than the Salomon Brothers GNMA Index. The indexes include the same types of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                               YEARS ENDED JULY 31,

                       1998   1997    1996    1995    1994

DIVIDEND RETURNS       6.63%  7.07%   6.58%   7.35%   5.24%

CAPITAL RETURNS        0.18%   3.04%  -1.03%   2.91%  -5.87%

TOTAL RETURNS          6.81%  10.11%  5.55%   10.26%  -0.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998   PAST 1       PAST 6        PAST 1
                              MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE           5.63(CENTS)  34.78(CENTS)  69.82(CENTS)

ANNUALIZED DIVIDEND RATE      6.10%        6.45%         6.43%

30-DAY ANNUALIZED YIELD       6.37%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.87 over the past one month, $10.88 over the past six months and $10.86 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the fund's yield would have been 6.32%.
FIDELITY GINNIE MAE FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investors worldwide flocked to the
perceived safe haven of U.S.
bonds amid a sharp sell-off in
Russian bonds, weakness in
overseas markets and concerns
about U.S. corporate profits. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable bond market - returned
7.87% during the 12-month period
that ended July 31, 1998. In the
fourth quarter of 1997 and the first
half of 1998, global market
volatility and low interest rates
were the main stories behind bond
market performance. As investors
moved assets from stocks and
riskier bonds to highly rated
corporate bonds and U.S.
Treasuries, bond yields - which
move in the opposite direction of
bond prices - fell to their lowest
levels in decades. The yield on
the benchmark 30-year bond fell
to 5.70% from 6.50% during the
period. The Lehman Brothers
Corporate Bond Index returned
7.35% for the past 12 months as
corporate bond investors
benefited from domestic
economic stability and high
demand for yield. The period
ended on a positive note for bonds
when the National Association of
Purchasing Management's July
index fell to 49.1, below the 49.8
reading expected. A reading above
50 indicates an expansion in the
manufacturing economy, while one
below 50 points to a contraction.
The report also indicated there
were no new signs of inflationary
pressure. Since inflation erodes
the value of fixed-income holdings
such as bonds, this was positive
news for bond investors.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Ginnie Mae Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended July 31, 1998, the fund had a total return of 6.81%. To get a sense of how the fund did relative to its competitors, the GNMA funds average also returned 6.81% for the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 7.46%.
Q. MORTGAGE-BACKED SECURITIES, INCLUDING GINNIE MAE SECURITIES, OUTPACED TREASURIES THROUGHOUT MUCH OF THE PAST YEAR, BUT RECENTLY HAVE LAGGED THEM. WHAT ACCOUNTED FOR THAT SHIFT?
A. Because interest rates fell substantially over the past year, home sales and mortgage refinancings have occurred at or near record rates so far this year. Those transactions, in turn, prompted a significant rise in the prepayment of mortgage-backed securities. As prepayment activity accelerated, mortgage security prices came under pressure. While refinancings often put money in consumers' pockets, they take steady long-term streams of payments away from holders of mortgage-backed securities. When refinancings step up, many mortgage security holders must find a new place to put their money - usually at lower interest rates.
Q. WHICH HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund's holdings in securities containing loans that originated between five and 10 years ago was relatively light throughout the year, a strategy that proved beneficial for the fund. Those securities proved to be less immune to prepayment activity in the face of substantial interest-rate declines than many observers first thought. On the other hand, the fund's stake in loans originated in early 1998 with coupons - the interest rate the borrower promises to pay - of 7.5% and 8.0% was relatively heavy. In large part because of the newness of the underlying mortgages and the very slight risk that the mortgage holders would turn around and refinance just months after taking out the loan, these securities offered relatively good protection against prepayment. They were bid up in response.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. I wouldn't point to a specific security that was a disappointment or that meaningfully detracted from the fund's performance. However, I'd point to the ever-decreasing number of opportunities to find securities that offered good protection against prepayment, at a reasonable price. In previous years, there were occasions when a particular coupon became cheap, but that hasn't been the case for some time.
Q. WHAT WERE THE OTHER KEY ELEMENTS TO YOUR STRATEGY?
A. I kept the fund's duration - or interest-rate sensitivity - neutral. By that I mean I didn't structure the fund to benefit from interest rates moving higher or lower. I believe that it is extremely difficult to predict the direction of interest rates with any regular success over an extended time period. As a result, I kept duration in line with the market rather than making it more or less sensitive based on where I think interest rates are headed. Additionally, by keeping the fund's investments evenly spread across the various coupons available in the mortgage market, I have attempted to position the fund to perform well whether interest rates rise, fall or remain stable.
Q. WHAT'S YOUR OUTLOOK FOR THE GINNIE MAE MARKET?
A. I believe that prepayments will continue at a fairly quick pace until interest rates stabilize or move higher. As is always the case, the direction of interest rates will be the main factor that determines the performance of mortgage securities. But since I'm not in the business of forecasting interest rates, I won't try to predict where rates will end up six months or a year from today. I'll continue to focus on finding securities that I believe will offer the best total-return potential, whether interest rates are heading higher, lower or remain the same.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON HIS
MORTGAGE-BACKED SECURITY
SELECTION:
"Because there are some periods
- such as the past year - when
significantly falling interest rates
can set off an unexpected wave of
prepayment of mortgages, I spend
a fair amount of time analyzing a
mortgage security's risk of being
called, or redeemed, when the
underlying mortgages are prepaid.
With the help of Fidelity's research
team, I try to identify mortgage
securities that have less of a
chance of being prepaid, and then
look for opportunities to buy them
at attractive prices.
"For example, I try to find
opportunities among mortgage
securities with coupons - or the
interest rate the borrower
promises to pay - that are
significantly higher than current
interest rates. At first glance, it may
appear that mortgages with
coupons that are much higher than
prevailing rates are extremely
susceptible to being prepaid. But
because these mortgages have not
yet been prepaid - despite the
borrowers being presented with
several attractive opportunities to
do so - the likelihood that they
will be prepaid in the future is
rather small."
FUND FACTS
GOAL: to provide high current
income by investing mainly in
mortgage securities issued by
the Government National
Mortgage Association (Ginnie
Mae)
FUND NUMBER: 015
TRADING SYMBOL: FGMNX
START DATE: November 8, 1985
SIZE: as of July 31, 1998,
more than $917 million
MANAGER: Curt Hollingsworth,
since 1997; manager, various
Fidelity and Spartan
government funds; joined
Fidelity in 1983
(checkmark)




FIDELITY GINNIE MAE FUND

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   6 MONTHS AGO

 LESS THAN   15.0          7.1
 7%

 7 -         46.3          38.6
 7.99%

 8 -         26.2          30.3
 8.99%

 9 -         5.4           4.9
 9.99%

 10 -        2.4           2.6
 10.99%

 11% AND     1.4           1.6
 OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-
TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998
                                                6 MONTHS AGO

YEARS  6.1                                      5.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998
                                                6 MONTHS AGO

YEARS  2.8                                      2.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998  AS OF JANUARY 31, 1998
ROW: 1, COL: 1, VALUE: 97.0
ROW: 1, COL: 2, VALUE: 3.0
MORTGAGE-BACKED
SECURITIES ** 85.1%
SHORT-TERM
INVESTMENTS 14.9%
GNMA SECURITIES 82.5%
MORTGAGE-BACKED
SECURITIES * 96.7%
SHORT-TERM
INVESTMENTS 3.3%
GNMA SECURITIES 94.3%
ROW: 1, COL: 1, VALUE: 85.0
ROW: 1, COL: 2, VALUE: 15.0
*
**
FIDELITY GINNIE MAE FUND

INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 96.7%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FANNIE MAE - 0.3%
 8 1/2%, 6/1/08 to 4/1/16 $ 979 $ 1,020
 9%, 10/1/11  190  199
 10 1/4%, 12/1/15 to 10/1/18  487  536
 11 1/2%, 6/1/13 to 9/1/15  363  412
 12 1/2%, 10/1/15  233  272
 14%, 11/1/12  9  10
  2,449
FREDDIE MAC - 2.1%
 8 1/2%, 2/1/04 to 5/1/17  819  852
 9%, 6/1/10 to 4/1/21  3,039  3,190
 10%, 10/1/04 to 12/1/19  5,853  6,335
 10 1/4%, 2/1/09 to 11/1/16  2,936  3,188
 10 1/2%, 5/1/10 to 12/1/20  4,341  4,835
 11 1/4%, 2/1/10  249  278
 11 3/4%, 11/1/11  108  121
 12%, 6/1/15 to 11/1/15  307  355
 12 1/2%, 11/1/12 to 9/1/13  694  806
  19,960
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 94.3%
 6%, 10/15/23 to 7/15/28  13,626  13,290
 6 1/2%, 5/15/08 to 8/15/28  128,952  128,844
 7%, 10/15/07 to 8/15/28  232,064  235,781
 7 1/2%, 6/15/02 to 8/15/28  198,427  204,256
 8%, 7/15/01 to 8/15/28  189,742  196,985
 8 1/2%, 2/15/05 to 10/15/22  47,610  50,538
 9%, 12/15/04 to 12/15/24  15,326  16,425
 9 1/2%, 4/15/01 to 11/15/22  29,275  31,555
 10%, 10/15/00 to 2/15/25  2,078  2,274
 10 1/2%, 11/15/98 to 4/15/19  4,901  5,415
 11%, 1/15/10 to 8/15/19  3,801  4,267
 11 1/2%, 3/15/10 to 4/15/19  4,445  5,007
 12%, 5/15/99 to 11/15/15  922  1,050
 13%, 2/15/11 to 5/15/15  633  742
 13 1/2%, 5/15/10 to 1/15/15  364  428
  896,857
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $904,359)   919,266
CASH EQUIVALENTS - 3.3%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.62%, dated 7/31/98
due 8/03/98 (Cost $31,732)  $ 31,747 $ 31,732
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $936,091)  $ 950,998
OTHER INFORMATION
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,555,396,000 and $1,463,633,000, respectively.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $942,300,000. Net unrealized appreciation aggregated $8,698,000, of which $10,203,000 related to appreciated investment securities and $1,505,000 related to depreciated investment securities.
At July 31, 1998, the fund had a capital loss carryforward of approximately $15,435,000 of which $10,681,000, and $4,754,000 will expire on July 31, 2003 and 2004, respectively.
FIDELITY GINNIE MAE FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                        JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 950,998
AGREEMENTS OF $31,732) (COST $936,091) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       1

RECEIVABLE FOR INVESTMENTS SOLD                                            89,802

RECEIVABLE FOR FUND SHARES SOLD                                            2,217

INTEREST RECEIVABLE                                                        5,658

 TOTAL ASSETS                                                              1,048,676

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              $ 129,314

PAYABLE FOR FUND SHARES REDEEMED                                1,019

DISTRIBUTIONS PAYABLE                                           565

ACCRUED MANAGEMENT FEE                                          297

OTHER PAYABLES AND ACCRUED EXPENSES                             251

 TOTAL LIABILITIES                                                         131,446

NET ASSETS                                                                $ 917,230

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 925,829

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           (1,862)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                         (21,644)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  14,907

NET ASSETS, FOR 84,363 SHARES OUTSTANDING                                 $ 917,230

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $10.87
SHARE ($917,230 (DIVIDED BY) 84,363 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                               YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                  $ 63,051
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 3,763

TRANSFER AGENT FEES                                        1,933

ACCOUNTING FEES AND EXPENSES                               278

NON-INTERESTED TRUSTEES' COMPENSATION                      13

CUSTODIAN FEES AND EXPENSES                                180

REGISTRATION FEES                                          46

AUDIT                                                      50

LEGAL                                                      34

REPORTS TO SHAREHOLDERS                                    77

 TOTAL EXPENSES BEFORE REDUCTIONS                          6,374

 EXPENSE REDUCTIONS                                        (143)    6,231

NET INVESTMENT INCOME                                               56,820

REALIZED AND UNREALIZED GAIN (LOSS)                                 14,559
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON             (13,818)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                     741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 57,561
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS:

 FMR REIMBURSEMENT                                                 $ 120

 CUSTODIAN CREDITS                                                  1

 TRANSFER AGENT CREDITS                                             22

                                                                   $ 143



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       YEAR ENDED  YEAR ENDED
                                                           JULY 31,    JULY 31,
                                                           1998        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 56,820    $ 53,630
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   14,559      2,497

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (13,818)    20,073

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            57,561      76,200
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (55,500)    (52,899)

SHARE TRANSACTIONS                                          349,964     195,577
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              48,330      45,337

 COST OF SHARES REDEEMED                                    (305,260)   (232,014)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            93,034      8,900
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   95,095      32,201

NET ASSETS

 BEGINNING OF PERIOD                                        822,135     789,934

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET   $ 917,230   $ 822,135
INVESTMENT INCOME OF $1,862 AND $1,202, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       32,197      18,325

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    4,446       4,249

 REDEEMED                                                   (28,087)    (21,758)

 NET INCREASE (DECREASE)                                    8,556       816



FINANCIAL HIGHLIGHTS
                                                        YEARS ENDED JULY 31,

                                   1998                  1997      1996      1995      1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 10.850              $ 10.530  $ 10.640  $ 10.360  $ 11.260
OF PERIOD

INCOME FROM INVESTMENT              .714 B                .720 B    .688      .721      .582
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED        .004                  .310      (.107)    .292      (.650)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .718                  1.030     .581      1.013     (.068)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.698)                (.710)    (.691)    (.713)    (.582)

 FROM NET REALIZED GAIN             -                     -         -         -         (.190)

 IN EXCESS OF NET REALIZED GAIN     -                     -         -         (.020)    (.060)

 TOTAL DISTRIBUTIONS                (.698)                (.710)    (.691)    (.733)    (.832)

NET ASSET VALUE, END OF PERIOD     $ 10.870              $ 10.850  $ 10.530  $ 10.640  $ 10.360

TOTAL RETURN A                      6.81%                 10.11%    5.55%     10.26%    (.63)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 917                 $ 822     $ 790     $ 767     $ 769
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .72% D                .76%      .76%      .75%      .82%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET    .72%                  .75% C    .75% C    .75%      .82%
ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME      6.58%                 6.75%     6.69%     7.24%     7.03%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             172%                  98%       107%      210%      303%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FIDELITY GOVERNMENT SECURITIES FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY GOVERNMENT SECURITIES             7.67%   33.00%  130.27%

LB GOVERNMENT BOND                         8.35%   37.43%  135.99%

SB TREASURY/AGENCY                         8.40%   37.54%  136.42%

GENERAL US GOVERNMENT FUNDS AVERAGE        7.32%   31.41%  115.07%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index and the Salomon Brothers Treasury/Agency Index, both of which are indexes of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998           PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY GOVERNMENT SECURITIES        7.67%   5.87%   8.70%

LB GOVERNMENT BOND                    8.35%   6.57%   8.97%

SB TREASURY/AGENCY                    8.40%   6.58%   8.99%

GENERAL US GOVERNMENT FUNDS AVERAGE   7.32%   5.60%   7.93%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Government Securities       LB Government Bond
             00054                       LB003
  1988/07/31      10000.00                    10000.00
  1988/08/31      10011.06                    10019.90
  1988/09/30      10180.60                    10238.83
  1988/10/31      10327.85                    10419.23
  1988/11/30      10234.30                    10295.99
  1988/12/31      10250.93                    10335.28
  1989/01/31      10377.18                    10466.69
  1989/02/28      10321.24                    10381.47
  1989/03/31      10371.42                    10445.00
  1989/04/30      10569.89                    10669.03
  1989/05/31      10760.61                    10920.62
  1989/06/30      11064.39                    11284.99
  1989/07/31      11264.95                    11523.31
  1989/08/31      11109.17                    11329.39
  1989/09/30      11152.86                    11378.12
  1989/10/31      11381.56                    11672.58
  1989/11/30      11485.64                    11785.61
  1989/12/31      11544.43                    11805.52
  1990/01/31      11395.05                    11638.39
  1990/02/28      11439.32                    11661.61
  1990/03/31      11453.25                    11659.05
  1990/04/30      11412.90                    11556.22
  1990/05/31      11649.47                    11878.49
  1990/06/30      11811.36                    12066.55
  1990/07/31      11962.23                    12220.92
  1990/08/31      11899.99                    12050.73
  1990/09/30      11989.03                    12166.31
  1990/10/31      12168.01                    12365.08
  1990/11/30      12437.27                    12639.13
  1990/12/31      12644.99                    12834.58
  1991/01/31      12736.65                    12972.37
  1991/02/28      12836.93                    13046.62
  1991/03/31      12890.65                    13112.96
  1991/04/30      13010.18                    13256.87
  1991/05/31      13076.56                    13308.41
  1991/06/30      13046.04                    13289.53
  1991/07/31      13207.57                    13447.22
  1991/08/31      13547.04                    13759.03
  1991/09/30      13856.52                    14047.61
  1991/10/31      13975.36                    14170.60
  1991/11/30      14105.50                    14312.72
  1991/12/31      14663.22                    14800.34
  1992/01/31      14412.25                    14569.93
  1992/02/29      14441.44                    14626.83
  1992/03/31      14346.96                    14541.35
  1992/04/30      14436.21                    14632.95
  1992/05/31      14733.20                    14902.91
  1992/06/30      14984.69                    15116.48
  1992/07/31      15445.51                    15497.44
  1992/08/31      15578.64                    15641.86
  1992/09/30      15785.02                    15863.08
  1992/10/31      15528.60                    15634.20
  1992/11/30      15539.60                    15607.15
  1992/12/31      15831.99                    15869.97
  1993/01/31      16207.09                    16207.04
  1993/02/28      16604.36                    16531.60
  1993/03/31      16692.49                    16586.97
  1993/04/30      16857.45                    16714.55
  1993/05/31      16790.24                    16696.18
  1993/06/30      17203.68                    17066.67
  1993/07/31      17313.71                    17170.78
  1993/08/31      17795.97                    17554.03
  1993/09/30      17866.15                    17621.14
  1993/10/31      17958.89                    17687.73
  1993/11/30      17704.12                    17493.81
  1993/12/31      17782.75                    17561.43
  1994/01/31      18069.07                    17801.79
  1994/02/28      17532.93                    17424.92
  1994/03/31      17065.76                    17032.99
  1994/04/30      16903.19                    16899.03
  1994/05/31      16888.73                    16877.34
  1994/06/30      16799.31                    16838.56
  1994/07/31      17174.37                    17148.07
  1994/08/31      17164.14                    17151.39
  1994/09/30      16828.02                    16909.75
  1994/10/31      16762.55                    16896.99
  1994/11/30      16747.70                    16866.12
  1994/12/31      16857.05                    16968.69
  1995/01/31      17173.52                    17284.58
  1995/02/28      17574.16                    17656.60
  1995/03/31      17671.73                    17767.34
  1995/04/30      17892.20                    17999.54
  1995/05/31      18605.76                    18725.47
  1995/06/30      18736.07                    18869.13
  1995/07/31      18663.00                    18799.72
  1995/08/31      18877.88                    19020.69
  1995/09/30      19051.80                    19203.90
  1995/10/31      19346.77                    19496.31
  1995/11/30      19641.28                    19800.21
  1995/12/31      19902.72                    20080.89
  1996/01/31      20009.24                    20204.13
  1996/02/29      19580.74                    19792.55
  1996/03/31      19416.59                    19627.21
  1996/04/30      19264.68                    19501.93
  1996/05/31      19233.13                    19469.27
  1996/06/30      19459.22                    19720.60
  1996/07/31      19509.68                    19769.33
  1996/08/31      19452.25                    19725.19
  1996/09/30      19780.32                    20052.56
  1996/10/31      20196.55                    20493.74
  1996/11/30      20527.02                    20850.20
  1996/12/31      20317.69                    20637.39
  1997/01/31      20339.68                    20660.36
  1997/02/28      20353.32                    20688.68
  1997/03/31      20133.48                    20469.75
  1997/04/30      20416.47                    20765.23
  1997/05/31      20576.13                    20944.35
  1997/06/30      20795.69                    21179.35
  1997/07/31      21386.88                    21780.51
  1997/08/31      21153.72                    21565.16
  1997/09/30      21483.28                    21889.46
  1997/10/31      21811.82                    22268.12
  1997/11/30      21917.37                    22382.18
  1997/12/31      22132.54                    22616.16
  1998/01/31      22461.03                    22954.50
  1998/02/28      22399.45                    22892.25
  1998/03/31      22462.33                    22957.06
  1998/04/30      22543.28                    23060.40
  1998/05/31      22764.78                    23297.19
  1998/06/30      23008.63                    23562.04
  1998/07/31      23027.20                    23598.53
IMATRL PRASUN   SHR__CHT 19980731 19980817 114923 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Government Securities Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $23,027 - a 130.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,599 - a 135.99% increase. The fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison, both indexes are shown on page 17.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                             YEARS ENDED JULY 31,

                       1998   1997   1996    1995    1994

DIVIDEND RETURNS       6.04%  7.22%  6.58%   6.78%   5.93%

CAPITAL RETURNS        1.63%  2.40%  -2.04%   1.89%  -6.73%

TOTAL RETURNS          7.67%  9.62%  4.54%   8.67%   -0.80%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund, are reinvested. DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          4.81(CENTS)  27.84(CENTS)  57.26(CENTS)

ANNUALIZED DIVIDEND RATE     5.66%        5.64%         5.79%

30-DAY ANNUALIZED YIELD      5.32%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.00 over the past one month, $9.96 over the past six months and $9.89 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FIDELITY GOVERNMENT SECURITIES FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investors worldwide flocked to the
perceived safe haven of U.S. bonds
amid a sharp sell-off in Russian
bonds, weakness in overseas
markets and concerns about U.S.
corporate profits. The Lehman
Brothers Aggregate Bond Index -
a broad gauge of the U.S. taxable
bond market - returned 7.87%
during the 12-month period that
ended July 31, 1998. In the fourth
quarter of 1997 and the first half
of 1998, global market volatility
and low interest rates were the
main stories behind bond market
performance. As investors moved
assets from stocks and riskier bonds
to highly rated corporate bonds
and U.S. Treasuries, bond yields -
which move in the opposite
direction of bond prices - fell to
their lowest levels in decades. The
yield on the benchmark 30-year
bond fell to 5.70% from 6.50%
during the period. The Lehman
Brothers Corporate Bond Index
returned 7.35% for the past 12
months as corporate bond
investors benefited from domestic
economic stability and high
demand for yield. The period
ended on a positive note for bonds
when the National Association of
Purchasing Management's July
index fell to 49.1, below the 49.8
reading expected. A reading
above 50 indicates an expansion in
the manufacturing economy,
while one below 50 points to a
contraction. The report also
indicated there were no new signs
of inflationary pressure. Since
inflation erodes the value of
fixed-income holdings such as
bonds, this was positive news for
bond investors.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Government Securities Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended July 31, 1998, the fund had a total return of 7.67%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 7.32% for the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 8.35%.
Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS?
A. I think it came down to two factors. First, I managed the fund to have approximately the same sensitivity to interest-rate movements as the market for government securities, as represented by the Lehman Brothers Government Bond Index. By doing so, I avoided the mistake of positioning the fund based on a potentially incorrect prediction of where interest rates were headed. The second reason for the fund's outperformance was its heavy exposure, compared to the index, to agency and mortgage securities, and its relatively small position in U.S. Treasury securities. Primarily because of their yield advantage, mortgage and agency securities outpaced their U.S. Treasury counterparts throughout much of the period.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. For the last couple of months or so of the period, agency and mortgage securities lagged their Treasury counterparts. Treasuries posted significant gains mainly because international investors scooped them up as protection against the Asian economic crisis. A similar rally was prevented in the agency market, however, because demand wasn't as strong. Mortgage securities, meanwhile, suffered from an accelerated rate of prepayments. As interest rates fell, homeowners refinanced their mortgages at the fastest pace since 1993. As this happened, mortgage-backed securities returned their principal to investors. The timing of that return of principal was inopportune because some investors had to plow their returned principal into their investments at a time when interest rates were near historic lows.
Q. HOW DO YOU TRY TO DEAL WITH PREPAYMENT OF MORTGAGE SECURITIES?
A. I try to minimize prepayment activity by emphasizing "seasoned" securities, as well as those with very high and very low coupons, or interest rates. Seasoned securities have been through several refinancing periods, but the mortgage holders haven't refinanced even after being presented several attractive opportunities to do so. Mortgage securities with very high and very low coupons are often less likely than those with coupons around the current interest rate to experience dramatic changes in prepayment activity.
Q. WHAT CHOICES DID YOU MAKE IN THE TREASURY SECTOR?
A. I emphasized securities that were issued some time ago, known as "off-the-run" Treasuries. That's because they were more attractively priced than newly issued Treasuries, which command a premium for being more liquid, or easily traded.
Q. AND WHICH CHOICES DID YOU MAKE IN THE AGENCY SECTOR?
A. I focused almost exclusively on agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Bonds typically are called when interest rates fall so significantly that issuers can save money by issuing new bonds at lower rates. A call is a positive for issuers because it cuts their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called securities in new, lower-yielding bonds. Non-callable bonds generally perform better than callable ones when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. WHAT DO YOU SEE ON THE HORIZON FOR THE GOVERNMENT SECURITIES
MARKET?
A. The direction of interest rates, as always, will be the prime determinant of government bond performance, and I'm not willing to speculate on where interest rates will be six months or a year from now. I will say, however, that I believe that interest rates could remain volatile as investors struggle with the dueling forces of a strong U.S. economy and an ever-weakening Asia. I'll try to identify those securities that I believe will offer the best total-return potential in any type of interest-rate environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON
MANAGING THE FUND'S DURATION:
"A cornerstone of my investment
strategy - which I stick to whether
interest rates rise, fall or remain
stable - is keeping the fund's
`duration' in line with that of the
Lehman Brothers Government
Bond Index. Essentially, keeping
the fund's duration approximately
the same as that index means that
the fund will be no more or less
sensitive to changes in interest
rates than the market for
government securities as
measured by its index. It's my view
that it is impossible to pinpoint the
direction and magnitude of
interest-rate changes with any
accuracy and consistency over
time. In fact, positioning the fund
to bet on the direction of interest
rates can seriously backfire if that
bet proves to be a losing one."
FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 054
TRADING SYMBOL: FGOVX
START DATE: April 4, 1979
SIZE: as of July 31, 1998,
more than $1.2 billion
MANAGER: Curt Hollingsworth,
since 1997; manager, various
Fidelity and Spartan
government funds; joined
Fidelity in 1983
(checkmark)
FIDELITY GOVERNMENT SECURITIES FUND

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1998
          % OF FUND'S   % OF FUND'S INVESTMENTS
          INVESTMENTS   4 MONTHS AGO

 ZERO     0.1           10.9
COUPON
BONDS

 5 -      9.9           12.2
 5.99%

 6 -      28.5          18.5
 6.99%

 7 -      11.4          4.6
 7.99%

 8 -      24.2          13.5
 8.99%

 9 -      19.2          26.2
 9.99%

10 -      4.2           4.4
10.99%

11% AND   2.0           1.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-
TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998
                                                 4 MONTHS AGO

YEARS  8.7                                       8.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998
                                                 4 MONTHS AGO

YEARS  5.2                                       5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998  AS OF MARCH 31, 1998
ROW: 1, COL: 1, VALUE: 18.1
ROW: 1, COL: 2, VALUE: 24.1
ROW: 1, COL: 3, VALUE: 56.8
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 1, VALUE: 13.5
ROW: 1, COL: 2, VALUE: 33.0
ROW: 1, COL: 3, VALUE: 45.1
ROW: 1, COL: 4, VALUE: 8.4
MORTGAGE-BACKED
SECURITIES 18.1%
U.S. TREASURY
OBLIGATIONS 24.1%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 57.3%
SHORT-TERM
INVESTMENTS 0.5%
MORTGAGE-BACKED
SECURITIES 13.5%
U.S. TREASURY
OBLIGATIONS 33.0%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 45.1%
SHORT-TERM
INVESTMENTS 8.4%
FIDELITY GOVERNMENT SECURITIES FUND

INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 81.4%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 24.1%
 8 3/4%, 5/15/17 $ 61,000 $ 81,378
 8 7/8%, 8/15/17  110,560  149,342
 9%, 11/15/18  49,400  67,995
TOTAL U.S. TREASURY OBLIGATIONS   298,715
U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.3%
Fannie Mae:
 6.18%, 1/31/00  40,000  40,300
 8 1/4%, 12/18/00  15,000  15,837
 5.44%, 1/24/01  11,700  11,625
 6.74%, 5/13/04  3,720  3,884
 7.40%, 7/1/04  2,200  2,372
Farm Credit System Financial Assistance Corporation:
9 3/8%, 7/21/03  11,437  13,187
 8.80%, 6/10/05  8,485  9,898
Federal Agriculture Mortgage Corporation 8.07%, 7/17/06 3,000 3,415 Federal Farm Credit Bank:
 6 1/4%, 9/24/04  7,300  7,475
 6.19%, 11/03/04  2,000  2,039
 6.20%, 11/12/04  6,900  7,039
 6.14%, 11/22/04  22,440  22,801
 8.06%, 1/4/05  7,600  8,506
 8.12%, 2/01/05  8,635  9,702
 7.35%, 3/24/05  1,000  1,083
Federal Home Loan Bank:
 9 1/2%, 2/25/04  1,850  2,173
 7.31%, 6/16/04  8,240  8,849
 6.58%, 6/24/04  4,325  4,491
 7.36%, 7/1/04  7,110  7,658
 7.66%, 7/20/04  6,460  7,059
 7.38%, 8/5/04  3,770  4,067
 7.46%, 9/9/04  6,015  6,526
 7.58%, 9/13/04  4,000  4,365
 6.56%, 9/17/04  1,585  1,648
 6.26%, 9/24/04  1,800  1,844
 7.87%, 10/20/04  1,280  1,416
 6.21%, 11/04/04  11,330  11,564
 8.09%, 12/28/04  2,140  2,398
 5.79%, 2/09/05  26,900  26,866
 7.59%, 3/10/05  1,895  2,074
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Home Loan Bank: - continued
 6.23%, 10/24/05 $ 17,175 $ 17,583
 6.07%, 5/02/06  1,500  1,522
Freddie Mac:
 7 1/4%, 4/28/04  2,000  2,142
 6.51%, 7/01/04  5,000  5,174
 6.80%, 3/19/07  29,700  31,482
 7.10%, 4/10/07  9,000  9,751
Financing Corp. stripped principal:
 0%, 8/3/05  1,082  724
 0%, 8/3/05  907  607
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) 8 1/2%, 4/1/06  3,920  4,314
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense Security Assistance Agency)
 Class T-3, 9 5/8%, 5/15/02  18,538  19,536
  Class 1-C, 9 1/4%, 11/15/01  51,139  54,119
  Class 2-E, 9.40%, 5/15/02  18,574  19,575
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1994-A, 7.12%, 4/15/06  5,162  5,365
  Series 1995-A, 6.28%, 6/15/04  10,408  10,537
  Series 1995-B, 6.13%, 6/15/04  25,828  26,038
  Series 1996-A, 6.55%, 6/15/04  15,723  16,036
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through export-Import Bank):
 Series 1994-A, 7.39%, 6/26/06  34,667  36,671
  Series 1994-B, 7 1/2%, 1/26/06  8,189  8,704
Israel Export Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
 Series 1994-1, 6.88%, 1/26/03  9,302  9,526
Overseas Private Investment Corp. U.S. Government
guaranteed guaranteed participation certificate:
 Series 1994-195, 6.08%, 8/15/04 (callable)  9,400  9,456
  5.926%, 6/15/05  15,392  15,417
Private Exporting Funding Corp. 5.82%, 6/15/03 (a) 19,000 19,008 State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  5 3/4%, 3/15/00  1,600  1,603
  6 5/8%, 8/15/03  9,530  9,861
  5 5/8%, 9/15/03  40,680  40,365
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through
Agency for International Development): - continued
  6 3/4%, 8/15/04 $ 7,500 $ 7,879
  7 5/8%, 8/15/04  30,170  33,021
  6.60%, 2/15/08  25,515  26,682
Student Loan Marketing Association:
 8.14%, 5/17/04  1,500  1,671
 6 1/8%, 12/01/05  4,190  4,265
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
8.17%, 1/15/07  5,295  5,719
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1995-A, 8.24%, 8/1/02  3,000  3,246
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   709,760
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $994,199)   1,008,475
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 16.4%
FANNIE MAE - 4.7%
5 1/2%, 5/1/09 to 3/1/24  8,813  8,403
6%, 7/1/20  2,450  2,396
8%, 1/1/22  1,211  1,257
9 1/2%, 11/1/09 to 10/1/28  19,611  21,024
10%, 8/1/10  1,473  1,556
11%, 3/1/10  1,080  1,146
11 1/2%, 6/1/19 to 5/1/28  20,039  23,114
  58,896
FREDDIE MAC - 2.3%
8%, 1/1/10 to 6/1/11   1,035  1,072
8 1/2%, 8/1/08 to 12/1/10  1,912  1,989
9%, 8/1/09 to 12/1/10  1,137  1,199
9 3/4%, 8/1/14  1,130  1,221
10 1/2%, 7/1/20 to 12/1/20  20,287  22,639
  28,120
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.4%
6%, 7/15/08 to 12/15/10 $ 50,051 $ 49,967
9 1/2%, 9/15/09 to 2/15/25  35,396  38,225
10%, 8/15/15 to 1/15/26  25,685  28,170
  116,362
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $203,929)   203,378
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
U.S. GOVERNMENT AGENCY - 1.7%
Freddie Mac planned amortization class
Series 1698, Class E 6% 10/15/06
(Cost $21,291)  21,250  21,277
CASH EQUIVALENTS - 0.5%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligation), in a joint
account at 5.62%, dated 7/31/98
due 8/03/98 (Cost $5,555)  $ 5,558  5,555
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,224,974)  $ 1,238,685
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,008,000 or 1.5% of net assets.
OTHER INFORMATION
Purchases and sales of long-term U.S. government and government agency obligations aggregated $2,972,602,000 and $2,788,867,000, respectively.
The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $14,411,000. The weighted average interest rate was 5.9% (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,224,974,000. Net unrealized appreciation aggregated $13,711,000, of which $17,053,000 related to appreciated investment securities and $3,342,000 related to depreciated investment securities.
At July 31, 1998, the fund had a capital loss carryforward of approximately $6,321,000 of which $1,847,000, and, $4,474,000 will expire on July 31, 2004, and 2005, respectively.
A total of 71.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. (unaudited)
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                        JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 1,238,685
AGREEMENTS OF $5,555) (COST $1,224,974) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                     1,389

RECEIVABLE FOR INVESTMENTS SOLD                                          819

RECEIVABLE FOR FUND SHARES SOLD                                          2,949

INTEREST RECEIVABLE                                                      18,909

 TOTAL ASSETS                                                            1,262,751

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              $ 6,122

PAYABLE FOR FUND SHARES REDEEMED                                2,472

DISTRIBUTIONS PAYABLE                                           474

ACCRUED MANAGEMENT FEE                                          460

OTHER PAYABLES AND ACCRUED EXPENSES                             312

 TOTAL LIABILITIES                                                       9,840

NET ASSETS                                                              $ 1,252,911

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 1,241,016

UNDISTRIBUTED NET INVESTMENT INCOME                                      4,504

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                       (6,320)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                13,711

NET ASSETS, FOR 125,546 SHARES OUTSTANDING                              $ 1,252,911

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $9.98
SHARE ($1,252,911 (DIVIDED BY) 125,546 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      TEN MONTHS ENDED JULY 31, 1998

INVESTMENT INCOME                                               $ 64,531
INTEREST

EXPENSES

MANAGEMENT FEE                                         $ 4,322

TRANSFER AGENT FEES                                     1,825

ACCOUNTING FEES AND EXPENSES                            287

NON-INTERESTED TRUSTEES' COMPENSATION                   9

CUSTODIAN FEES AND EXPENSES                             7

REGISTRATION FEES                                       170

AUDIT                                                   34

LEGAL                                                   38

INTEREST                                                2

REPORTS TO SHAREHOLDERS                                 146

MISCELLANEOUS                                           5

 TOTAL EXPENSES BEFORE REDUCTIONS                       6,845

 EXPENSE REDUCTIONS                                     (74)     6,771

NET INVESTMENT INCOME                                            57,760

REALIZED AND UNREALIZED GAIN (LOSS)                              28,818
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)             (5,599)
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                  23,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                 $ 80,979
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS:

 CUSTODIAN CREDITS                                              $ 7

 TRANSFER AGENT CREDITS                                          67

                                                                $ 74


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       TEN MONTHS ENDED  YEAR ENDED
                                                           JULY 31,          SEPTEMBER 30,
                                                           1998              1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 57,760          $ 63,391
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   28,818            (622)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (5,599)           18,125

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            80,979            80,894
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (56,286)          (66,908)

SHARE TRANSACTIONS                                          835,669           378,207
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              50,449            57,722

 COST OF SHARES REDEEMED                                    (680,613)         (376,059)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            205,505           59,870
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   230,198           73,856

NET ASSETS

 BEGINNING OF PERIOD                                        1,022,713         948,857

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 1,252,911       $ 1,022,713
INCOME OF $4,504 AND $581, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       84,090            39,114

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    5,076             5,974

 REDEEMED                                                   (68,444)          (38,946)

 NET INCREASE (DECREASE)                                    20,722            6,142




FINANCIAL HIGHLIGHTS
                                  TEN MONTHS ENDED           YEARS ENDED
                                  JULY 31,                   SEPTEMBER 30,

                                  1998               1997     1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 9.760            $ 9.620  $ 9.890  $ 9.330  $ 10.870
OF PERIOD

INCOME FROM INVESTMENT             .481 D              .625 D   .670     .625     .626
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       .208                .175     (.299)   .564     (1.225)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .689                .800     .371     1.189    (.599)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.469)             (.660)   (.641)   (.609)   (.631)

 FROM NET REALIZED GAIN            -                   -        -        -        (.310)

 IN EXCESS OF NET REALIZED GAIN    -                   -        -        (.020)   -

 TOTAL DISTRIBUTIONS               (.469)             (.660)   (.641)   (.629)   (.941)

NET ASSET VALUE, END OF PERIOD    $ 9.980           $ 9.760  $ 9.620  $ 9.890  $ 9.330

TOTAL RETURN B, C                  7.19%              8.61%    3.82%    13.21%   (5.81)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,253           $ 1,023  $ 949    $ 897    $ 614
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .69% A             .73%     .72%     .71%     .69%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .68% A, E          .72% E   .71% E   .71%     .69%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     5.82% A            6.48%    6.52%    6.36%    6.26%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            289% A             199%     124%     391%     402%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998              PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY INTERMEDIATE GOV'T INCOME       6.78%   33.02%  104.23%

LB INT GOVERNMENT BOND                   6.83%   33.48%  118.39%

SB TREASURY/AGENCY 1-10 YR               6.90%   33.58%  118.56%

SHORT-INTERMEDIATE US                    5.67%   27.74%  104.03%
 GOVERNMENT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value weighted index of U.S. government fixed-rate debt issues with maturities between one and 10 years - and the Salomon Brothers Treasury/Agency 1-10 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998         PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY INTERMEDIATE GOV'T INCOME  6.78%   5.87%   7.40%

LB INT GOVERNMENT BOND              6.83%   5.95%   8.12%

SB TREASURY/AGENCY 1-10 YR          6.90%   5.96%   8.13%

SHORT-INTERMEDIATE US               5.67%   5.00%   7.38%
 GOVERNMENT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Intermediate Govt Income    LB Govt Intermediate
             00452                       LB008
  1988/07/31      10000.00                    10000.00
  1988/08/31      10022.26                    10013.41
  1988/09/30      10129.89                    10186.45
  1988/10/31      10228.54                    10326.86
  1988/11/30      10224.54                    10238.06
  1988/12/31      10263.19                    10247.93
  1989/01/31      10345.52                    10350.13
  1989/02/28      10349.51                    10305.86
  1989/03/31      10402.59                    10354.18
  1989/04/30      10539.87                    10563.15
  1989/05/31      10688.35                    10767.05
  1989/06/30      10878.99                    11041.54
  1989/07/31      11014.39                    11265.94
  1989/08/31      10947.78                    11113.64
  1989/09/30      11003.53                    11166.77
  1989/10/31      11177.94                    11401.03
  1989/11/30      11268.22                    11513.86
  1989/12/31      11325.69                    11547.76
  1990/01/31      11311.71                    11475.92
  1990/02/28      11374.27                    11518.42
  1990/03/31      11400.99                    11532.08
  1990/04/30      11417.83                    11493.37
  1990/05/31      11589.15                    11739.53
  1990/06/30      11699.92                    11893.85
  1990/07/31      11839.04                    12060.56
  1990/08/31      11887.20                    12017.05
  1990/09/30      11982.27                    12124.57
  1990/10/31      12106.43                    12293.31
  1990/11/30      12248.30                    12478.50
  1990/12/31      12360.09                    12651.29
  1991/01/31      12497.95                    12781.32
  1991/02/28      12595.40                    12858.73
  1991/03/31      12699.24                    12929.82
  1991/04/30      12808.56                    13063.40
  1991/05/31      12874.77                    13137.02
  1991/06/30      12925.80                    13147.90
  1991/07/31      13073.79                    13290.33
  1991/08/31      13236.31                    13542.55
  1991/09/30      13370.71                    13772.77
  1991/10/31      13537.85                    13930.38
  1991/11/30      13587.03                    14093.81
  1991/12/31      13832.30                    14436.35
  1992/01/31      13765.19                    14297.46
  1992/02/29      13846.73                    14341.99
  1992/03/31      13830.12                    14284.81
  1992/04/30      13932.84                    14413.07
  1992/05/31      14072.08                    14628.11
  1992/06/30      14180.82                    14838.85
  1992/07/31      14221.74                    15123.46
  1992/08/31      14392.88                    15278.03
  1992/09/30      14492.06                    15488.51
  1992/10/31      14432.58                    15302.57
  1992/11/30      14499.38                    15240.34
  1992/12/31      14629.63                    15436.65
  1993/01/31      14755.19                    15723.54
  1993/02/28      14917.19                    15955.27
  1993/03/31      14995.80                    16013.96
  1993/04/30      15092.83                    16139.19
  1993/05/31      15142.65                    16095.17
  1993/06/30      15301.47                    16328.17
  1993/07/31      15353.49                    16361.06
  1993/08/31      15468.38                    16604.69
  1993/09/30      15521.52                    16672.23
  1993/10/31      15556.99                    16711.70
  1993/11/30      15453.85                    16628.97
  1993/12/31      15568.66                    16697.78
  1994/01/31      15730.72                    16862.73
  1994/02/28      15583.03                    16631.25
  1994/03/31      15382.89                    16388.64
  1994/04/30      15308.09                    16282.64
  1994/05/31      15292.25                    16294.27
  1994/06/30      15286.87                    16297.56
  1994/07/31      15441.39                    16511.59
  1994/08/31      15486.94                    16559.65
  1994/09/30      15453.40                    16422.79
  1994/10/31      15471.54                    16426.08
  1994/11/30      15435.95                    16352.96
  1994/12/31      15420.86                    16406.34
  1995/01/31      15653.87                    16673.24
  1995/02/28      15881.21                    16994.79
  1995/03/31      15956.79                    17088.39
  1995/04/30      16145.24                    17286.48
  1995/05/31      16563.40                    17773.98
  1995/06/30      16664.26                    17887.07
  1995/07/31      16700.76                    17895.67
  1995/08/31      16841.36                    18043.41
  1995/09/30      16964.54                    18164.34
  1995/10/31      17194.09                    18363.44
  1995/11/30      17388.35                    18587.33
  1995/12/31      17569.14                    18770.74
  1996/01/31      17718.51                    18929.11
  1996/02/29      17546.91                    18729.00
  1996/03/31      17449.23                    18643.49
  1996/04/30      17399.83                    18589.10
  1996/05/31      17389.95                    18579.49
  1996/06/30      17557.46                    18768.21
  1996/07/31      17618.04                    18826.40
  1996/08/31      17639.91                    18847.91
  1996/09/30      17865.00                    19091.53
  1996/10/31      18167.29                    19404.47
  1996/11/30      18396.89                    19638.74
  1996/12/31      18296.14                    19532.99
  1997/01/31      18362.86                    19608.13
  1997/02/28      18400.25                    19640.00
  1997/03/31      18281.47                    19528.18
  1997/04/30      18479.72                    19748.53
  1997/05/31      18624.23                    19902.35
  1997/06/30      18786.99                    20072.61
  1997/07/31      19126.20                    20442.72
  1997/08/31      19075.64                    20364.55
  1997/09/30      19296.01                    20585.91
  1997/10/31      19499.03                    20825.74
  1997/11/30      19559.89                    20871.53
  1997/12/31      19704.17                    21041.54
  1998/01/31      19949.31                    21316.03
  1998/02/28      19943.63                    21293.51
  1998/03/31      20005.39                    21359.80
  1998/04/30      20105.98                    21461.75
  1998/05/31      20232.10                    21609.24
  1998/06/30      20357.32                    21754.71
  1998/07/31      20422.57                    21838.44
IMATRL PRASUN   SHR__CHT 19980731 19980824 103006 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $20,423 - a 104.23% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,839 - a 118.39% increase. The fund will compare its performance to that of the Lehman Brothers Intermediate Government Bond Index rather than the Salomon Brothers Treasury/Agency 1-10 Year Index. The indexes include the same type of bonds and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity funds. For comparison purposes, both indexes are shown on page 33.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                            YEARS ENDED JULY 31,

                       1998    1997   1996    1995   1994

DIVIDEND RETURNS       6.88%   7.11%  6.62%   6.60%  5.22%

CAPITAL RETURNS        -0.10%  1.45%  -1.13%  1.56%  -4.65%

TOTAL RETURNS          6.78%   8.56%  5.49%   8.16%  0.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998   PAST 1       PAST 6        PAST 1
                              MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE           5.14(CENTS)  30.01(CENTS)  65.38(CENTS)

ANNUALIZED DIVIDEND RATE      6.18%        6.18%         6.68%

30-DAY ANNUALIZED YIELD       5.89%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.80 over the past one month, $9.80 over the past six months and $9.79 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the fund's yield would have been 5.60%.
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investors worldwide flocked to the
perceived safe haven of U.S.
bonds amid a sharp sell-off in
Russian bonds, weakness in
overseas markets and concerns
about U.S. corporate profits. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable bond market - returned
7.87% during the 12-month period
that ended July 31, 1998. In the
fourth quarter of 1997 and the first
half of 1998, global market
volatility and low interest rates
were the main stories behind bond
market performance. As investors
moved assets from stocks and
riskier bonds to highly rated
corporate bonds and U.S.
Treasuries, bond yields - which
move in the opposite direction of
bond prices - fell to their lowest
levels in decades. The yield on
the benchmark 30-year bond fell
to 5.70% from 6.50% during the
period. The Lehman Brothers
Corporate Bond Index returned
7.35% for the past 12 months as
corporate bond investors
benefited from domestic
economic stability and high
demand for yield. The period
ended on a positive note for bonds
when the National Association of
Purchasing Management's July
index fell to 49.1, below the 49.8
reading expected. A reading above
50 indicates an expansion in the
manufacturing economy, while one
below 50 points to a contraction.
The report also indicated there
were no new signs of inflationary
pressure. Since inflation erodes
the value of fixed-income holdings
such as bonds, this was positive
news for bond investors.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Intermediate Government Income Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended July 31, 1998, the fund had a total return of 6.78%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average returned 5.67% for the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Intermediate Government Bond Index - which tracks the types of securities in which the fund invests - returned 6.83%.
Q. ALTHOUGH IT CONTINUED TO POST GOOD RETURNS, THE INTERMEDIATE GOVERNMENT MARKET DIDN'T PERFORM AS WELL IN THE MOST RECENT SIX-MONTH PERIOD AS IT DID IN THE PRIOR SIX. WHY WAS THAT?
A. Returns were smaller in the second half of the period because bond yields, which move in the opposite direction of bond prices, didn't fall as much in the second half as they did in the first. The yield on the 10-year Treasury bond - which serves as a good proxy for the intermediate market - dropped by 52 basis points (0.52%) in the first six months, when inflation fears were waning. In the second half of the period, however, the 10-year bond yield fell by only about 9 basis points. Intermediate bond prices saw larger gains in response to the more emphatic decline in yields in the first half.
Q. WHY DID THE FUND OUTPACE THE SHORT-INTERMEDIATE U.S. GOVERNMENT
FUNDS AVERAGE?
A. The fund had a larger weighting in both agency and mortgage securities, and a smaller exposure to U.S. Treasuries throughout the period than the Lipper average. In large part due to their higher yields, agency and mortgage securities generally outpaced Treasuries during much of the past year and helped the fund to outpace its Lipper peer group. That said, agency and mortgage securities lagged the Treasury market during the final months of the period and, while they helped the fund's performance for the year, they modestly detracted from its more recent performance. Treasuries' strong performance was largely due to heavy buying from domestic and international investors seeking a haven from the economic turmoil in Southeast Asia. Agency securities, on the other hand, didn't enjoy the same demand and lagged Treasuries as a result.
Q. WHY DID MORTGAGE-BACKED SECURITIES STRUGGLE DURING THE PAST FEW
MONTHS?
A. As interest rates moved lower - to their lowest levels since 1993 - homeowners rushed to replace old high-rate mortgages with cheaper loans. That caused the rate of home mortgage refinancings, and the prepayment of mortgage loans, to rise substantially. Although refinancings are good for mortgage holders, they can be difficult for investors in mortgage securities. As the refinancings occur and mortgage securities are prepaid, investors must find a new place to put their money, usually at a lower interest rate. Generally speaking, I focus on finding those mortgage securities that I think are less susceptible to a pick-up or slowdown in the pace of refinancings. However, in periods of interest-rate volatility - whether rates move substantially up or down - prepayment patterns become more difficult to predict and mortgage security prices can suffer as a result.
Q. WHAT WAS YOUR APPROACH TO SELECTING VARIOUS AGENCY SECURITIES?
A. While the majority of the fund's agency holdings were well-known securities such as Fannie Mae and Freddie Mac, I looked for opportunities among agencies that received less attention from market participants. Because of a lack of attention, I was able to buy many of these securities - including Government Trust Certificates and Government Loan Trusts Notes - at cheap prices relative to comparable, better-known securities.
Q. WHAT'S YOUR OUTLOOK?
A. The direction of interest rates, as always, will be the prime determinant of bond performance, and I'm not willing to speculate on where interest rates will be six months or a year from now. I will say, however, that I believe that interest rates could remain volatile as investors struggle with the dueling forces of a strong U.S. economy and an ever-weakening Asia. I'll try to identify those securities that I believe will offer the best total-return potential in any type of interest-rate environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON
MANAGING THE FUND'S DURATION:
"A cornerstone of my investment
strategy - which I stick to whether
interest rates rise, fall or remain
stable - is keeping the fund's
`duration' in line with that of the
Lehman Brothers Government
Bond Index. Essentially, keeping
the fund's duration approximately
the same as that index means that
the fund will be no more or less
sensitive to changes in interest
rates than the market for
government securities as
measured by its index. It's my view
that it is impossible to pinpoint the
direction and magnitude of
interest-rate changes with any
accuracy and consistency over
time. In fact, positioning the fund
to bet on the direction of interest
rates can seriously backfire if that
bet proves to be a losing one."
FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 054
TRADING SYMBOL: FGOVX
START DATE: April 4, 1979
SIZE: as of July 31, 1998,
more than $1.2 billion
MANAGER: Curt Hollingsworth,
since 1997; manager, various
Fidelity and Spartan
government funds; joined
Fidelity in 1983
(checkmark)
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   6 MONTHS AGO

 LESS THAN   0.0           5.2
5%

 5 -         14.5          12.7
 5.99%

 6 -         31.6          35.9
 6.99%

 7 -         8.5           7.8
 7.99%

 8 -         9.1           10.3
 8.99%

 9 -         16.9          12.9
 9.99%

10 -         3.8           4.1
10.99%

11 -         4.7           4.6
11.99%

12% AND      4.3           4.5
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-
TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998
                                                6 MONTHS AGO

YEARS  4.7                                      4.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998
                                                6 MONTHS AGO

YEARS  3.1                                      3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998  AS OF JANUARY 31, 1998
ROW: 1, COL: 1, VALUE: 6.6
ROW: 1, COL: 2, VALUE: 66.2
ROW: 1, COL: 3, VALUE: 3.5
ROW: 1, COL: 4, VALUE: 23.7
ROW: 1, COL: 1, VALUE: 23.3
ROW: 1, COL: 2, VALUE: 19.3
ROW: 1, COL: 3, VALUE: 55.4
ROW: 1, COL: 4, VALUE: 2.0
MORTGAGE-BACKED
SECURITIES 23.7%
U.S. TREASURY
OBLIGATIONS 3.5%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 66.2%
SHORT-TERM
INVESTMENTS 6.6%
MORTGAGE-BACKED
SECURITIES 23.3%
U.S. TREASURY
OBLIGATIONS 19.3%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 55.4%
SHORT-TERM
INVESTMENTS 2.0%
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 69.7%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 3.5%
7 7/8%, 8/15/01 $ 10,000 $ 10,641
6 1/2%, 8/31/01  13,700  14,061
TOTAL U.S. TREASURY OBLIGATIONS   24,702
U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.2%
Fannie Mae:
 8 1/4%, 12/18/00  9,600  10,135
 6.29%, 2/11/02  25,000  25,414
 5.89%, 11/06/02  15,000  15,059
 6.74%, 5/13/04  2,150  2,245
 7 7/8%, 2/24/05  5,455  6,062
 7.49%, 3/02/05  5,980  6,523
Farm Credit System Financial Assistance Corporation
9 3/8%, 7/21/03  25,570  29,481
Federal Agricultural Mortgage Corporation
7.04%, 8/10/05  2,050  2,192
Federal Farm Credit Bank:
 5.54%, 9/10/03  1,300  1,290
 9.15%, 2/14/05  500  590
Federal Home Loan Bank:
 6.26%, 9/24/04  3,500  3,585
 8.09%, 12/28/04  3,500  3,922
 7.59%, 3/10/05  1,940  2,124
 6 1/2%, 11/29/05  3,000  3,127
 6 3/4%, 4/10/06  1,000  1,056
Freddie Mac:
 6.51%, 7/01/04  3,200  3,311
 6.08%, 12/17/04  14,275  14,494
 8.12%, 1/31/05  7,350  8,255
 6.78%, 8/18/05  15,000  15,827
 5.83%, 2/09/06  4,250  4,252
 6.99%, 7/05/06  1,000  1,070
 6.80%, 3/19/07  7,300  7,738
 7.10%, 4/10/07  2,700  2,925
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) 8 1/2%, 4/1/06  11,490  12,645
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency)
 Class T-3, 9 5/8%, 5/15/02  4,306  4,538
  Class 1-C, 9 1/4%, 11/15/01  41,309  43,717
  Class 2-E, 9.40%, 5/15/02  9,678  10,200
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04 $ 1,364 $ 1,341
  Series 1993-D, 5.23%, 5/15/05  1,031  1,012
  Series 1994-A, 7.12%, 4/15/06  5,693  5,917
  Series 1994-C, 6.61%, 9/15/99  173  174
  Series 1996-A, 6.55%, 6/15/04  8,704  8,877
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1992-A, 7.02%, 9/1/04  6,781  7,001
  Series 1997-A, 6.104%, 7/15/03  12,861  12,926
  Series 1994-B, 7 1/2%, 1/26/06  811  862
Israel Export Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
 Series 1994-1, 6.88%, 1/26/03  5,453  5,584
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate:
  Series 1994-195, 6.08%, 8/15/04 (callable)  6,787  6,827
  Series 1996-A1, 6.726%, 9/15/10 (callable)  4,000  4,178
Private Exporting Funding Corp. secured:
 8.35%, 1/31/01  3,800  4,032
 5.65%, 3/15/03  2,065  2,058
 5.82%, 6/15/03 (a)  36,700  36,715
 5.48%, 9/15/03  2,695  2,673
 5.80%, 2/1/04  4,590  4,595
 6.86%, 4/30/04  2,499  2,565
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  7 3/4%, 11/15/99  4,200  4,306
  5 1/4%, 9/15/00  11,550  11,458
  6 3/8%, 8/15/01  1,433  1,459
  6 1/4%, 8/15/02  7,300  7,435
  6 5/8%, 8/15/03  12,860  13,307
  5 5/8%, 9/15/03  11,550  11,461
  6 3/4%, 8/15/04  350  368
  7 5/8%, 8/15/04  8,820  9,653
  6.60%, 2/15/08  27,910  29,186
Tennessee Valley Authority 6%, 11/01/00  4,060  4,082
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
government guaranteed participation certificates:
 Series 1996-A, 6.59%, 8/1/00 $ 1,340 $ 1,362
  Series 1995-A, 8.24%, 8/1/02  5,000  5,415
  Series 1996-A, 6.98%, 8/1/05  8,000  8,536
U.S. Trade Trust Certificates (assets of Trust guaranteed
by U.S. Government through Export-Import Bank)
8.17%, 1/15/07  5,468  5,907
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   463,049
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $483,817)   487,751
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 23.4%
FANNIE MAE - 8.8%
 5 1/2%, 1/1/09 to 2/1/09  9,709  9,503
 6%, 10/1/08 to 12/1/08  20,178  20,049
 8%, 10/1/00  8  9
 8 1/4%, 12/1/01  5,399  5,825
 8 1/2%, 9/1/07 to 12/1/22  1,402  1,464
 9%, 2/1/13  939  999
 9 1/2%, 11/1/09  3,422  3,663
10%, 1/1/20  133  145
10 1/4%, 10/1/09 to 10/1/18  320  351
11%, 8/1/10 to 1/1/16  5,161  5,750
11 1/4%, 1/1/10 to 1/1/16  1,019  1,147
11 1/2%, 9/1/11 to 6/1/19  3,538  4,038
11 3/4%, 7/1/13 to 4/1/14  137  156
12 1/4%, 10/1/10 to 6/1/15  1,070  1,239
12 1/2%, 9/1/07 to 5/1/21  2,850  3,335
12 3/4%, 10/1/11 to 6/1/15  1,182  1,395
13%, 6/1/11 to 7/1/15  1,336  1,575
13 1/4%, 9/1/11 to 9/1/13  611  729
13 1/2%, 5/1/11 to 12/1/14  34  41
14%, 6/1/11 to 12/1/14  103  123
14 1/2%, 7/1/14  19  24
15%, 4/1/12  23  28
  61,588
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FREDDIE MAC - 8.6%
 6 1/2%, 5/1/08 $ 2,451 $ 2,472
 7%, 6/1/01 to 8/1/01  1,491  1,505
 8 1/2%, 5/1/10 to 1/1/22  4,552  4,751
 9%, 11/1/09 to 8/1/16  1,168  1,226
 9 1/2%, 7/1/16 to 8/1/21  6,913  7,435
10%, 12/1/00 to 2/1/23  11,620  12,662
10 1/2%, 9/1/09 to 1/1/21  7,809  8,677
10 3/4%, 7/1/13  122  137
11%, 8/1/00 to 9/1/20  876  986
11 1/4%, 2/1/10 to 10/1/14  1,006  1,128
11 1/2%, 10/1/15 to 8/1/19  559  633
11 3/4%, 1/1/10 to 10/1/15  208  234
12%, 1/1/00 to 11/1/19  2,043  2,343
12 1/4%, 2/1/11 to 8/1/15  828  958
12 1/2%, 10/1/09 to 6/1/19  10,247  11,914
12 3/4%, 2/1/10 to 1/1/11  192  222
13%, 9/1/10 to 5/1/17  1,563  1,842
13 1/4%, 11/1/10 to 12/1/14  141  164
13 1/2%, 11/1/10 to 10/1/14  311  369
13 3/4%, 10/1/14  13  14
14%, 11/1/12 to 4/1/16  47  56
14 1/2%, 12/1/10 to 9/1/12  91  109
14 3/4%, 3/1/10  29  35
16 1/4%, 7/1/11  7  9
  59,881
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.0%
 8%, 9/15/06 to 11/15/07  938  975
 8 1/2%, 4/15/16 to 4/15/17  94  100
 9%, 11/15/04 to 5/15/17  1,408  1,499
 9 1/2%, 6/15/09 to 11/15/20  11,922  12,861
10%, 12/15/09 to 10/15/20  1,680  1,837
10 1/2%, 8/15/15 to 1/15/18  2,573  2,827
11%, 4/15/00 to 8/15/19  3,584  4,012
11 1/2%, 3/15/10 to 1/15/21  12,973  14,631
12%, 11/15/12 to 6/15/15  791  902
12 1/4%, 1/15/14  51  57
12 1/2%, 6/15/14  65  76
13%, 1/15/11 to 12/15/14  1,017  1,190
13 1/4%, 9/15/13 to 10/15/14  195  225
13 1/2%, 5/15/10 to 12/15/14  528  617
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
14%, 6/15/11 to 12/15/14 $ 87 $ 103
16%, 4/15/13  164  198
17%, 12/15/11  3  4
  42,114
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $160,225)   163,583
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
U.S. GOVERNMENT AGENCY - 0.3%
Fannie Mae planned amortization class Series 1988-21,
Class G, 9 1/2%, 8/25/18  1,662  1,776
Freddie Mac sequential pay Series 1353
Class A, 5 1/2%, 11/15/04  101  100
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,895)   1,876
CASH EQUIVALENTS - 6.6%
  MATURITY
  AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligation),
in a joint account at:
  5.62%, dated 7/31/98 due 8/03/98  $ 39,747  39,728
  5.63%, dated 7/31/98 due 8/03/98  6,447  6,444
TOTAL CASH EQUIVALENTS
(Cost $46,172)   46,172
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $692,109)  $ 699,382
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,715,000 or 5.2% of net assets.
OTHER INFORMATION
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,329,943,000 and $1,349,279,000, respectively.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $692,118,000. Net unrealized appreciation aggregated $7,264,000, of which $8,962,000 related to appreciated investment securities and $1,698,000 related to depreciated investment securities.
At July 31, 1998, the fund had a capital loss carryforward of approximately $55,905,000 of which $45,999,000, $6,634,000, and
$3,272,000 will expire on July 31, 2003, 2004 and 2005, respectively. A total of 22.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. (unaudited)
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                      JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 699,382
AGREEMENTS OF $46,172) (COST $692,109) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                     1

RECEIVABLE FOR INVESTMENTS SOLD                                          864

RECEIVABLE FOR FUND SHARES SOLD                                          368

INTEREST RECEIVABLE                                                      10,264

OTHER RECEIVABLES                                                        63

 TOTAL ASSETS                                                            710,942

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              $ 5,630

PAYABLE FOR FUND SHARES REDEEMED                                602

DISTRIBUTIONS PAYABLE                                           633

ACCRUED MANAGEMENT FEE                                          226

OTHER PAYABLES AND ACCRUED EXPENSES                             20

 TOTAL LIABILITIES                                                       7,111

NET ASSETS                                                              $ 703,831

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 750,604

UNDISTRIBUTED NET INVESTMENT INCOME                                      1,867

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                       (55,913)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                7,273

NET ASSETS, FOR 71,942 SHARES OUTSTANDING                               $ 703,831

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $9.78
SHARE ($703,831 (DIVIDED BY) 71,942 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                                YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                   $ 51,759
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 4,789

NON-INTERESTED TRUSTEES' COMPENSATION                      3

 TOTAL EXPENSES BEFORE REDUCTIONS                          4,792

 EXPENSE REDUCTIONS                                        (1,994)   2,798

NET INVESTMENT INCOME                                                48,961

REALIZED AND UNREALIZED GAIN (LOSS)                                  5,968
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              (6,214)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      (246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 48,715
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS:

 FMR REIMBURSEMENT                                                  $ 1,987

 CUSTODIAN CREDITS                                                   5

 TRANSFER AGENT CREDITS                                              2

                                                                    $ 1,994


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                          YEAR ENDED  YEAR ENDED
                                                              JULY 31,    JULY 31,
                                                              1998        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                    $ 48,961    $ 48,874
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                      5,968       (3,334)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)          (6,214)     12,958

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               48,715      58,498
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME       (49,186)    (47,692)

SHARE TRANSACTIONS                                             255,811     147,916
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                 40,988      39,235

 COST OF SHARES REDEEMED                                       (296,896)   (233,304)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (97)        (46,153)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      (568)       (35,347)

NET ASSETS

 BEGINNING OF PERIOD                                           704,399     739,746

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTIONS OF NET   $ 703,831   $ 704,399
INVESTMENT INCOME OF $1,867 AND $(140), RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                          26,122      15,242

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                       4,188       4,045

 REDEEMED                                                      (30,301)    (24,040)

 NET INCREASE (DECREASE)                                       9           (4,753)



FINANCIAL HIGHLIGHTS
                                                    YEARS ENDED JULY 31,

                                  1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 9.790               $ 9.650  $ 9.760  $ 9.610  $ 10.310
OF PERIOD

INCOME FROM INVESTMENT             .652 C                .675 C   .678     .610     .470
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       (.008)                .124     (.150)   .143     (.410)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .644                  .799     .528     .753     .060
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.654)                (.659)   (.638)   (.603)   (.540)

 FROM NET REALIZED GAIN            -                     -        -        -        -

 IN EXCESS OF NET REALIZED GAIN    -                     -        -        -        (.220)

 TOTAL DISTRIBUTIONS               (.654)                (.659)   (.638)   (.603)   (.760)

NET ASSET VALUE, END OF PERIOD    $ 9.780               $ 9.790  $ 9.650  $ 9.760  $ 9.610

TOTAL RETURN A, B                  6.78%                 8.56%    5.49%    8.16%    .57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 704                 $ 704    $ 740    $ 817    $ 1,018
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .38% D                .54% D   .63% D   .65%     .65%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .38%                  .54%     .62% E   .65%     .65%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     6.65%                 6.96%    6.89%    7.18%    7.37%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            188%                  105%     105%     210%     391%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Ginnie Mae Fund, Fidelity Government Securities Fund (formerly a fund of Fidelity Government Securities Trust) and Fidelity Intermediate Government Income Fund (formerly Spartan Limited Maturity Government Fund) (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On June 19, 1997, the Board of Trustees approved a change in the fiscal year-end of the Fidelity Government Securities Fund to July 31. Accordingly, the financial statements of Fidelity Government Securities Fund are presented for the ten-month period ended July 31, 1998. On June 17, 1998, the Board of Trustees approved a change in the name of Fidelity Government Securities Fund to Fidelity Government Income Fund effective on or about September 21, 1998. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income or distributions in excess of net investment income and accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES - CONTINUED
and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE.
As the investment adviser for Fidelity Ginnie Mae Fund and Fidelity Government Securities Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets for Fidelity Ginnie Mae Fund. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets for Fidelity Government Securities Fund.
For Fidelity Intermediate Government Income Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets. FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $9,300 for the period. Effective June 27, 1998, these transaction fees were eliminated.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Fidelity Ginnie Mae Fund and Fidelity Government Securities Fund. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fee was equivalent to an annual rate of .22% of average net assets for Fidelity Ginnie Mae Fund. For the period, the transfer agent fee was equivalent to an annualized rate of .18% of average net assets for Fidelity Government Securities Fund.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
ACCOUNTING FEES. FSC maintains the accounting records for Fidelity Ginnie Mae Fund and Fidelity Government Securities Fund. The fee is based on the level of each fund's average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
For Fidelity Intermediate Government Income Fund, FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of average net assets. Effective June 27, 1998, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .65% of Fidelity Ginnie Mae Fund's average net assets.
In addition, Fidelity Ginnie Mae Fund, Fidelity Government Securities Fund, and FMR on behalf of Fidelity Intermediate Government Income Fund, have entered into arrangements with their custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of certain of each fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BANK BORROWINGS.
Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund, Fidelity Government Securities Fund and Fidelity Intermediate Government Income Fund (formerly Spartan Limited Maturity Government Fund):
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund, Fidelity Government Securities Fund and Fidelity Intermediate Government Income Fund (formerly Spartan Limited Maturity Government Fund) (funds of Fidelity Income Fund) at July 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /S/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 8, 1998
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 15,
1998. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF               % OF
               DOLLARS VOTED      DOLLARS VOTED
RALPH F. COX
AFFIRMATIVE    1,651,958,203.91   97.164

WITHHELD       48,220,916.99      2.836

TOTAL          1,700,179,120.90   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    1,652,223,467.94   97.179

WITHHELD       47,955,652.96      2.821

TOTAL          1,700,179,120.90   100.000

ROBERT M. GATES
AFFIRMATIVE    1,651,224,161.42   97.121

WITHHELD       48,954,959.48      2.879

TOTAL          1,700,179,120.90   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    1,652,007,241.03   97.167

WITHHELD       48,171,879.87      2.833

TOTAL          1,700,179,120.90   100.000

E. BRADLEY JONES
AFFIRMATIVE    1,649,145,998.05   96.998

WITHHELD       51,033,122.85      3.002

TOTAL          1,700,179,120.90   100.000

DONALD J. KIRK
AFFIRMATIVE    1,653,199,972.08   97.237

WITHHELD       46,979,148.82      2.763

TOTAL          1,700,179,120.90   100.000

               # OF               % OF
               DOLLARS VOTED      DOLLARS VOTED
PETER S. LYNCH
AFFIRMATIVE    1,653,387,884.55   97.248

WITHHELD       46,791,236.35      2.752

TOTAL          1,700,179,120.90   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    1,653,375,663.18   97.247

WITHHELD       46,803,457.72      2.753

TOTAL          1,700,179,120.90   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    1,649,195,994.06   97.001

WITHHELD       50,983,126.84      2.999

TOTAL          1,700,179,120.90   100.000

MARVIN L. MANN
AFFIRMATIVE    1,652,881,436.93   97.218

WITHHELD       47,297,683.97      2.782

TOTAL          1,700,179,120.90   100.000

ROBERT C. POZEN
AFFIRMATIVE    1,652,699,192.82   97.207

WITHHELD       47,479,928.08      2.793

TOTAL          1,700,179,120.90   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    1,651,939,558.10   97.163

WITHHELD       48,239,562.80      2.837

TOTAL          1,700,179,120.90   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Ginnie Mae Fund.
               # OF             % OF
               DOLLARS VOTED    DOLLARS VOTED
AFFIRMATIVE    412,010,357.66   92.982

AGAINST        18,489,458.62    4.172

ABSTAIN        12,608,871.54    2.846

TOTAL          443,108,687.82   100.000

PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Fidelity Government Securities Fund.
               # OF             % OF
               DOLLARS VOTED    DOLLARS VOTED
AFFIRMATIVE    607,828,848.81   96.733

AGAINST        4,696,869.43     0.747

ABSTAIN        15,832,594.27    2.520

TOTAL          628,358,312.51   100.000

PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Spartan Limited Maturity Government Fund.
               # OF             % OF
               DOLLARS VOTED    DOLLARS VOTED
AFFIRMATIVE    346,807,581.09   96.586

AGAINST        3,225,006.92     0.898

ABSTAIN        9,032,796.70     2.516

TOTAL          359,065,384.71   100.000

PROPOSAL 5
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
              # OF               % OF
              DOLLARS VOTED      DOLLARS VOTED
AFFIRMATIVE   1,513,079,756.37   89.970

AGAINST        62,655,788.85     3.725

ABSTAIN        106,028,282.98    6.305

TOTAL         1,681,763,828.20   100.000

BROKER         18,415,292.70
 NON-VOTES

PROPOSAL 6
To approve an amended management contract for Fidelity Ginnie Mae
Fund.
               # OF             % OF
               DOLLARS VOTED    DOLLARS VOTED
AFFIRMATIVE    394,250,682.02   88.974

AGAINST        27,055,043.48    6.106

ABSTAIN        21,802,962.32    4.920

TOTAL          443,108,687.82   100.000

PROPOSAL 7
To amend Fidelity Ginnie Mae Fund's fundamental investment limitation concerning diversification.
               # OF             % OF
               DOLLARS VOTED    DOLLARS VOTED
AFFIRMATIVE    366,461,526.11   82.702

AGAINST        27,812,040.82    6.277

ABSTAIN        48,835,120.89    11.021

TOTAL          443,108,687.82   100.000

PROPOSAL 8
To amend Spartan Limited Maturity Government Fund's fundamental investment limitation concerning diversification.
               # OF             % OF
               DOLLARS VOTED    DOLLARS VOTED
AFFIRMATIVE    320,055,334.74   89.620

AGAINST        17,486,336.33    4.896

ABSTAIN        19,583,973.54    5.484

TOTAL          357,125,644.61   100.000

BROKER         1,939,740.10
 NON-VOTES

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant
 Vice President
Curt Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
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 (8 a.m. - 9 p.m.)
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